Summary of Significant Accounting Policies - Additional Information (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Apr. 01, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Summary Of Significant Accounting Policies [Line Items]
Description of evaluating factors in relation to available for sale securities		If the fair value of the security is 20 percent or more below its original cost for an extended period of time (generally for a period of up to six months)
Percentage of other-than-temporary fair value of security		20.00%
Consideration given to a reseller, primarily for free promotional shipping and cooperative advertising programs included in selling, general and administrative expenses		¥ 12,319	¥ 12,046	¥ 13,178
Subsequent event | Accounting Standards Update 2016-01 [Member]
Summary Of Significant Accounting Policies [Line Items]
Reclassification of accumulated other comprehensive income classified as available-for-sale to retained earnings	¥ 0
Home Entertainment & Sound | Error in the amount of accruals for certain sales incentives being recorded at a subsidiary
Summary Of Significant Accounting Policies [Line Items]
Out of period adjustment to correct error				¥ 8,447
Software to be sold, leased or otherwise marketed
Summary Of Significant Accounting Policies [Line Items]
Amortization period of intangible assets		3 years
Minimum | Buildings
Summary Of Significant Accounting Policies [Line Items]
Useful lives for depreciation		2 years
Minimum | Machinery, equipment and others
Summary Of Significant Accounting Policies [Line Items]
Useful lives for depreciation		2 years
Minimum | Patent rights; know-how; license agreements; trademarks; software to be sold, leased or otherwise marketed, and internal-use software
Summary Of Significant Accounting Policies [Line Items]
Amortization period of intangible assets		3 years
Minimum | Customer relationships, music catalogs, artist contracts and television carriage contracts (broadcasting agreements)
Summary Of Significant Accounting Policies [Line Items]
Amortization period of intangible assets		10 years
Maximum | Buildings
Summary Of Significant Accounting Policies [Line Items]
Useful lives for depreciation		50 years
Maximum | Machinery, equipment and others
Summary Of Significant Accounting Policies [Line Items]
Useful lives for depreciation		10 years
Maximum | Patent rights; know-how; license agreements; trademarks; software to be sold, leased or otherwise marketed, and internal-use software
Summary Of Significant Accounting Policies [Line Items]
Amortization period of intangible assets		10 years
Maximum | Customer relationships, music catalogs, artist contracts and television carriage contracts (broadcasting agreements)
Summary Of Significant Accounting Policies [Line Items]
Amortization period of intangible assets		40 years